Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Other Nonoperating Income (Expense)
The following table summarizes The Fidelis Partnership commissions earned, which are included in policy acquisition expenses in the Consolidated Statements of Income:

	2025	2024	2023
Ceding commission expense	$325.0	$311.1	$166.2
Profit commission expense	3.8	—	59.1
Total commissions	$328.8	$311.1	$225.3